RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF NOTE ISSUANCE

The following table reflects the outstanding balances of each note issuance at December 31, 2025 and 2024

Issuance date	December 31, 2025	December 31, 2024
September 27, 2024	$591,692	$920,240
October 2, 2024	-	65,513
December 30, 2024	-	38,569
December 31, 2024	293,872	242,510
Total Principal	885,564	1,541,474
Unamortized debt discount	-	(274,642)
Total	$885,564	$1,266,832